Financial instruments	12 Months Ended
Dec. 31, 2011
Financial instruments

Concentrations of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.

The Group regularly monitors the credit risk portfolio by counterparties, industry, country and products to ensure that such potential concentrations are identified, using a comprehensive range of quantitative tools and metrics. Credit limits relating to counterparties and products are managed through counterparty limits which set the maximum credit exposures the Group is willing to assume to specific counterparties over specified periods. Country limits are established to avoid any undue country risk concentration.

From an industry point of view, the combined credit exposure of the Group is diversified. A large portion of the credit exposure is with individual clients, particularly through residential mortgages in Switzerland, or relates to transactions with financial institutions. In both cases, the customer base is extensive and the number and variety of transactions are broad. For transactions with financial institutions, the business is also geographically diverse, with operations focused in the Americas, Europe and, to a lesser extent, Asia Pacific.

Fair value of financial instruments
The fair value of the majority of the Group’s financial instruments is based on quoted prices in active markets or observable inputs. These instruments include government and agency securities, certain CP, most investment grade corporate debt, certain high yield debt securities, exchange-traded and certain OTC derivative instruments and most listed equity securities.

In addition, the Group holds financial instruments for which no prices are available and which have little or no observable inputs. Further deterioration of financial markets could significantly impact the value of these financial instruments and the results of operations. For these instruments, the determination of fair value requires subjective assessment and judgment, depending on liquidity, pricing assumptions, the current economic and competitive environment and the risks affecting the specific instrument. In such circumstances, valuation is determined based on management’s own judgments about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. These instruments include certain OTC derivatives, including equity and credit derivatives, certain corporate equity-linked securities, mortgage-related and CDO securities, private equity investments, certain loans and credit products, including leveraged finance, certain syndicated loans and certain high yield bonds, and life finance instruments.

The fair value of financial assets and liabilities is impacted by factors such as benchmark interest rates, prices of financial instruments issued by third parties, commodity prices, foreign exchange rates and index prices or rates. In addition, valuation adjustments are an integral part of the valuation process when market prices are not indicative of the credit quality of a counterparty, and are applied to both OTC derivatives and debt instruments. The impact of changes in a counterparty’s credit spreads (known as credit valuation adjustments) is considered when measuring the fair value of assets and the impact of changes in the Group’s own credit spreads (known as debit valuation adjustments) is considered when measuring the fair value of its liabilities. For OTC derivatives, the impact of changes in both the Group’s and the counterparty’s credit standing is considered when measuring their fair value, based on current CDS prices. The adjustments also take into account contractual factors designed to reduce the Group’s credit exposure to a counterparty, such as collateral held and master netting agreements. For hybrid debt instruments with embedded derivative features, the impact of changes in the Group’s credit standing is considered when measuring their fair value, based on current funded debt spreads.

Based on the Group’s regular review of observable parameters used in its pricing models, in 2011 the Group adopted a change in estimate relating to the use of OIS interest rate yield curves, instead of other reference rates such as LIBOR, in determining the fair value of certain collateralized derivatives, resulting in a loss of CHF 146 million in Investment Banking fixed income sales and trading revenue.

The Group has availed itself of the simplification in accounting offered under the fair value option, primarily in the Investment Banking and Asset Management segments. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. That is, for instruments for which there was an inability to achieve hedge accounting and for which we are economically hedged, we have elected the fair value option. Likewise, where we manage an activity on a fair value basis but previously have been unable to achieve fair value accounting, we have utilized the fair value option to align our risk management reporting to our financial accounting.

Fair value option
The Group elected fair value for certain of its financial statement captions as follows:
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
The Group has elected to account for structured resale agreements and most matched book resale agreements at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing resale agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.

Other investments
The Group has elected to account for certain equity method investments at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes. Certain similar instruments, such as those relating to equity method investments in strategic relationships, for example, the Group’s ownership interest in certain clearance organizations, which were eligible for the fair value option, were not elected due to the strategic relationship.

Loans
The Group has elected to account for substantially all Investment Banking commercial loans and loan commitments and certain Investment Banking emerging market loans at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. Additionally, recognition on a fair value basis eliminates the mismatch that existed due to the economic hedging the Group employs to manage these loans. Certain similar loans, such as project finance, lease finance, cash collateralized and some bridge loans, which were eligible for the fair value option, were not elected due to the lack of currently available infrastructure to fair value such loans and/or the inability to economically hedge such loans. Additionally, the Group elected not to account for loans granted by its Private Banking segment at fair value, such as domestic consumer lending, mortgages and corporate loans, as these loans are not managed on a fair value basis.

Other assets
The Group elected the fair value option for loans held-for-sale, due to the short period over which such loans are held and the intention to sell such loans in the near term. Other assets also include assets of VIEs and mortgage securitizations which do not meet the criteria for sale treatment under US GAAP. The Group did elect the fair value option for these types of transactions.

Due to banks
The Group elected the fair value option for certain time deposits associated with its emerging markets activities.
Customer deposits
The Group’s customer deposits include fund-linked deposits. The Group elected the fair value option for these fund-linked deposits. Fund-linked products are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes.

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
The Group has elected to account for structured repurchase agreements and most matched book repurchase agreements at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing repurchase agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.

Short-term borrowings
The Group’s short-term borrowings include hybrid debt instruments with embedded derivative features. Some of these embedded derivative features create bifurcatable debt instruments. The Group elected the fair value option for some of these instruments as of January 1, 2006, in accordance with the provisions of US GAAP. New bifurcatable debt instruments which were entered into in 2006 are carried at fair value. Some hybrid debt instruments do not result in bifurcatable debt instruments. US GAAP permits the Group to elect fair value accounting for non-bifurcatable hybrid debt instruments. With the exception of certain bifurcatable hybrid debt instruments which the Group did not elect to account for at fair value, the Group has elected to account for all hybrid debt instruments held as of January 1, 2007, and hybrid debt instruments originated after January 1, 2007, at fair value. These activities are managed on a fair value basis and fair value accounting was deemed appropriate for reporting purposes. There are two main populations of similar instruments for which fair value accounting was not elected. The first relates to the lending business transacted by the Group’s Private Banking segment, which includes structured deposits and similar investment products. These are managed on a bifurcated or accrual basis and fair value accounting was not considered appropriate. The second is where the instruments were or will be maturing in the near term and their fair value will be realized at that time.

Long-term debt
The Group’s long-term debt includes hybrid debt instruments with embedded derivative features as described above in Short-term borrowings. The Group’s long-term debt also includes debt issuances managed by its Treasury department that do not contain derivative features (vanilla debt). The Group actively manages the interest rate risk on these instruments with derivatives; in particular, fixed-rate debt is hedged with receive-fixed, pay-floating interest rate swaps. The Group elected to fair value this fixed-rate debt upon implementation of the fair value option on January 1, 2007, with changes in fair value recognized as a component of trading revenues. The Group did not elect to apply the fair value option to fixed-rate debt issued by the Group since January 1, 2008, and instead applies hedge accounting per the guidance of US GAAP.

Other liabilities
Other liabilities include liabilities of VIEs and mortgage securitizations which do not meet the criteria for sale treatment under US GAAP. The Group did elect the fair value option for these types of transactions.

Fair value hierarchy
The levels of the fair value hierarchy are defined as follows:
– Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

– Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current or price quotations vary substantially either over time or among market makers, or in which little information is publicly available; (iii) inputs other than quoted prices that are observable for the asset or liability; or (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

– Level 3: Inputs that are unobservable for the asset or liability. These inputs reflect the Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available in the circumstances, which include the Group’s own data. The Group’s own data used to develop unobservable inputs is adjusted if information indicates that market participants would use different assumptions.

The Group records net open positions at bid prices if long, or at ask prices if short, unless the Group is a market maker in such positions, in which case mid-pricing is utilized. Fair value measurements are not adjusted for transaction costs.

Assets and liabilities measured at fair value on a recurring basis
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	405	0	0		405

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	157,469	1,204	0		158,673

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Securities received as collateral	26,052	3,946	193	0		30,191

Debt	82,241	52,766	10,028	0		145,035

of which foreign governments	61,507	8,123	358	0		69,988

of which corporates	340	27,622	5,076	0		33,038

of which RMBS	19,331	5,848	1,786	0		26,965

of which CMBS	0	4,556	1,517	0		6,073

of which CDO	0	6,570	727	0		7,297

Equity	57,398	9,039	467	0		66,904

Derivatives	6,455	909,156	9,587	(872,650)		52,548

of which interest rate products	2,017	724,203	2,547	–		–

of which foreign exchange products	1	75,091	1,040	–		–

of which equity/index-related products	3,929	32,734	2,732	–		–

of which credit derivatives	0	61,120	2,171	–		–

Other	9,235	3,635	2,196	0		15,066

Trading assets	155,329	974,596	22,278	(872,650)		279,553

Debt	3,649	1,315	102	0		5,066

of which foreign governments	3,302	0	18	0		3,320

of which corporates	0	748	43	0		791

of which CDO	0	566	41	0		607

Equity	9	83	0	0		92

Investment securities	3,658	1,398	102	0		5,158

Private equity	0	0	4,306	0		4,306

of which equity funds	0	0	3,136	0		3,136

Hedge funds	0	232	266	0		498

of which debt funds	0	154	172	0		326

Other equity investments	424	50	2,504	0		2,978

of which private	0	40	2,504	0		2,544

Life finance instruments	0	0	1,969	0		1,969

Other investments	424	282	9,045	0		9,751

Loans	0	13,852	6,842	0		20,694

of which commercial and industrial loans	0	7,591	4,559	0		12,150

of which financial institutions	0	5,480	2,179	0		7,659

Other intangible assets (mortgage servicing rights)	0	0	70	0		70

Other assets	5,451	23,050	7,469	(205)		35,765

of which loans held-for-sale	0	12,104	6,901	0		19,005

Total assets at fair value	190,914	1,174,998	47,203	(872,855)		540,260

Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(99)	(3,944)	0		(4,338)

Less assets consolidated under ASU 2009-17 [2]	0	(9,304)	(4,003)	0		(13,307)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	190,619	1,165,595	39,256	(872,855)		522,615

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	2,721	0	0		2,721

Customer deposits	0	4,599	0	0		4,599

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	136,483	0	0		136,483

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Obligation to return securities received as collateral	26,052	3,946	193	0		30,191

Debt	38,681	9,301	21	0		48,003

of which foreign governments	38,622	829	0	0		39,451

of which corporates	6	7,591	13	0		7,610

Equity	19,124	461	7	0		19,592

Derivatives	6,283	920,251	7,315	(873,684)		60,165

of which interest rate products	1,941	717,248	1,588	–		–

of which foreign exchange products	1	91,846	2,836	–		–

of which equity/index-related products	3,809	37,018	1,022	–		–

of which credit derivatives	0	58,497	1,520	–		–

Trading liabilities	64,088	930,013	7,343	(873,684)		127,760

Short-term borrowings	0	3,311	236	0		3,547

Long-term debt	122	57,529	12,715	0		70,366

of which treasury debt over two years	0	14,228	0	0		14,228

of which structured notes over two years	0	19,692	7,576	0		27,268

of which non-recourse liabilities	122	10,564	3,585	0		14,271

Other liabilities	0	27,536	3,891	(335)		31,092

of which failed sales	0	3,821	1,909	0		5,730

Total liabilities at fair value	90,262	1,166,138	24,378	(874,019)		406,759

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2010	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	135,709	1,197	0		136,906

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Securities received as collateral	36,319	5,828	0	0		42,147

Debt	84,937	58,605	11,013	0		154,555

of which foreign governments	67,775	8,100	373	0		76,248

of which corporates	196	34,722	3,803	0		38,721

of which RMBS	16,233	6,937	3,264	0		26,434

of which CMBS	0	2,226	1,861	0		4,087

of which CDO	0	5,764	1,135	0		6,899

Equity	91,376	10,943	622	0		102,941

Derivatives	7,004	663,116	8,719	(631,095)		47,744

of which interest rate products	3,217	475,596	2,072	–		–

of which foreign exchange products	1	83,857	843	–		–

of which equity/index-related products	3,002	31,967	2,300	–		–

of which credit derivatives	0	46,824	2,725	–		–

Other	7,229	10,217	2,018	0		19,464

Trading assets	190,546	742,881	22,372	(631,095)		324,704

Debt	6,186	1,590	79	0		7,855

of which foreign governments	5,904	284	18	0		6,206

of which corporates	0	984	0	0		984

of which CDO	0	321	62	0		383

Equity	4	86	0	0		90

Investment securities	6,190	1,676	79	0		7,945

Private equity	0	0	4,609	0		4,609

of which equity funds	0	0	3,516	0		3,516

Hedge funds	0	575	259	0		834

of which debt funds	0	185	165	0		350

Other equity investments	631	807	4,723	0		6,161

of which private	8	614	4,719	0		5,341

Life finance instruments	0	0	1,844	0		1,844

Other investments	631	1,382	11,435	0		13,448

Loans	0	12,294	6,258	0		18,552

of which commercial and industrial loans	0	6,574	3,558	0		10,132

of which financial institutions	0	5,389	2,195	0		7,584

Other intangible assets (mortgage servicing rights)	0	0	66	0		66

Other assets	5,886	24,526	9,253	(195)		39,470

of which loans held-for-sale	0	14,866	8,932	0		23,798

Total assets at fair value	239,572	924,296	50,660	(631,290)		583,238

Less other investments - equity at fair value attributable to noncontrolling interests	(522)	(870)	(4,518)	0		(5,910)

Less assets consolidated under ASU 2009-17 [2]	0	(11,655)	(7,155)	0		(18,810)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	239,050	911,771	38,987	(631,290)		558,518

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2010	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,444	0	0		3,444

Customer deposits	0	3,537	0	0		3,537

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	123,190	507	0		123,697

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Obligation to return securities received as collateral	36,319	5,828	0	0		42,147

Debt	44,635	11,356	65	0		56,056

of which foreign governments	44,466	1,130	0	0		45,596

of which corporates	6	9,432	65	0		9,503

Equity	19,580	404	28	0		20,012

Derivatives	6,817	673,437	9,107	(631,432)		57,929

of which interest rate procucts	2,980	470,284	1,341	–		–

of which foreign exchange products	16	95,916	2,941	–		–

of which equity/index-related products	2,971	35,897	2,940	–		–

of which credit derivatives	0	45,343	1,256	–		–

Trading liabilities	71,032	685,197	9,200	(631,432)		133,997

Short-term borrowings	0	3,185	123	0		3,308

Long-term debt	402	66,493	16,797	0		83,692

of which treasury debt over two years	0	19,500	0	0		19,500

of which structured notes over two years	0	20,162	9,488	0		29,650

of which non-recourse liabilities	402	12,200	6,825	0		19,427

Other liabilities	0	26,047	3,734	(596)		29,185

of which failed sales	0	3,885	1,849	0		5,734

Total liabilities at fair value	107,753	916,921	30,361	(632,028)		423,007

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Transfers between level 1 and level 2 during 2011 and 2010 were not significant.
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues

2011	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Interest-bearing deposits with banks	0	0	(24)	27	0	0	0	(1)		(2)	0		0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,197	0	(11)	0	0	55	(45)	0		4	0		0	4	1,204

Securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Debt	11,013	3,405	(3,043)	10,382	(11,218)	0	0	1		(467)	0		0	(45)	10,028

of which corporates	3,803	931	(706)	5,484	(4,574)	0	0	34		49	0		0	55	5,076

of which RMBS	3,264	1,704	(1,277)	2,820	(4,230)	0	0	(37)		(361)	0		0	(97)	1,786

of which CMBS	1,861	324	(237)	831	(1,072)	0	0	(2)		(181)	0		0	(7)	1,517

of which CDO	1,135	370	(625)	712	(907)	0	0	16		33	0		0	(7)	727

Equity	622	309	(515)	726	(668)	0	0	35		(47)	0		0	5	467

Derivatives	8,719	2,998	(2,311)	0	0	777	(3,085)	22		2,436	0		0	31	9,587

of which interest rate products	2,072	815	(142)	0	0	133	(599)	13		266	0		0	(11)	2,547

of which equity/index-related products	2,300	665	(796)	0	0	272	(184)	(21)		455	0		0	41	2,732

of which credit derivatives	2,725	1,216	(1,267)	0	0	85	(2,051)	31		1,453	0		0	(21)	2,171

Other	2,018	194	(433)	2,806	(2,300)	0	(43)	(7)		(67)	0		0	28	2,196

Trading assets	22,372	6,906	(6,302)	13,914	(14,186)	777	(3,128)	51		1,855	0		0	19	22,278

Investment securities	79	2	0	48	(18)	0	(4)	0		0	0		0	(5)	102

Equity	9,591	26	(74)	1,013	(4,720)	0	0	0		30	0		1,271	(61)	7,076

Life finance instruments	1,844	0	0	79	(83)	0	0	0		116	0		0	13	1,969

Other investments	11,435	26	(74)	1,092	(4,803)	0	0	0		146	0		1,271	(48)	9,045

Loans	6,258	1,560	(1,367)	1,335	(978)	2,483	(2,338)	18		(122)	0		0	(7)	6,842

of which commercial and industrial loans	3,558	1,411	(854)	447	(521)	1,984	(1,494)	2		(2)	0		0	28	4,559

of which financial institutions	2,195	149	(240)	836	(353)	371	(608)	(1)		(143)	0		0	(27)	2,179

Other intangible assets	66	0	0	23	0	0	0	0		0	0		(19)	0	70

Other assets	9,253	6,198	(6,988)	4,730	(5,534)	1,570	(1,442)	(105)		(161)	0		1	(53)	7,469

of which loans held-for-sale [2]	8,932	5,988	(6,974)	4,426	(5,180)	1,569	(1,443)	(105)		(255)	0		0	(57)	6,901

Total assets at fair value	50,660	14,893	(14,766)	21,169	(25,519)	4,885	(6,964)	(37)		1,720	0		1,253	(91)	47,203

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(293)	0	0	0	(199)	(4)		0	0		0	(11)	0

Obligation to return securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Trading liabilities	9,200	1,276	(2,062)	214	(290)	502	(1,928)	203		259	0		0	(31)	7,343

of which interest rate derivatives	1,341	91	(45)	0	0	2	(193)	(4)		383	0		0	13	1,588

of which foreign exchange derivatives	2,941	48	(135)	0	0	17	(704)	7		655	0		0	7	2,836

of which equity/index-related derivatives	2,940	113	(716)	0	0	153	(348)	181		(1,236)	0		0	(65)	1,022

of which credit derivatives	1,256	949	(1,072)	0	0	136	(414)	19		622	0		0	24	1,520

Short-term borrowings	123	64	(23)	0	0	320	(229)	1		(24)	0		0	4	236

Long-term debt	16,797	7,346	(8,522)	0	0	6,253	(8,383)	(166)		(490)	0		0	(120)	12,715

of which structured notes over two years	9,488	1,911	(2,109)	0	0	2,921	(3,566)	(55)		(932)	0		0	(82)	7,576

of which non-recourse liabilities	6,825	5,187	(6,213)	0	0	2,609	(4,393)	(117)		(215)	0		0	(98)	3,585

Other liabilities	3,734	663	(383)	290	(437)	17	(245)	(45)		181	0		128	(12)	3,891

of which failed sales	1,849	607	(345)	237	(403)	0	0	(11)		(20)	0		0	(5)	1,909

Total liabilities at fair value	30,361	9,550	(11,283)	504	(727)	7,092	(10,991)	(11)		(74)	0		128	(171)	24,378

Net assets/liabilities at fair value	20,299	5,343	(3,483)	20,665	(24,792)	(2,207)	4,027	(26)		1,794	0		1,125	80	22,825

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period. 2 Includes unrealized losses recorded in trading revenues of CHF 528 million primarily related to sub-prime exposures to RMBS (including non-agency), partially offset by gains from consolidated SPE positions and the foreign exchange translation impact across the loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
						Trading revenues			Other revenues

2010	Balance at beginning of period	Transfers in	Transfers out	Purchases, sales, issuances, settlements	[1]	On transfers in / out	[2]	On all other	On transfers in / out	[2]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,514	0	0	(209)		0		8	0		0	(116)	1,197

Debt	11,980	3,142	(2,422)	(1,946)		193		1,037	0		(2)	(969)	11,013

of which corporates	4,816	770	(604)	(870)		45		121	0		(2)	(473)	3,803

of which RMBS	3,626	1,239	(1,093)	(824)		126		491	0		0	(301)	3,264

of which CMBS	2,461	259	(207)	(577)		12		(73)	0		0	(14)	1,861

of which CDO	559	607	(435)	(28)		7		526	0		0	(101)	1,135

Equity	488	334	(177)	48		(3)		(31)	0		0	(37)	622

Derivatives	11,192	2,493	(2,156)	(2,411)		108		301	0		(1)	(807)	8,719

of which interest rate products	1,529	576	(206)	(109)		102		353	0		(1)	(172)	2,072

of which equity/index-related products	3,298	236	(644)	(744)		104		315	0		0	(265)	2,300

of which credit derivatives	4,339	1,407	(1,060)	(870)		(141)		(739)	0		0	(211)	2,725

Other	2,310	688	(778)	14		27		(37)	0		0	(206)	2,018

Trading assets	25,970	6,657	(5,533)	(4,295)		325		1,270	0		(3)	(2,019)	22,372

Investment securities	86	0	(133)	148		0		4	0		0	(26)	79

Equity	12,205	328	(397)	(2,329)		0		(14)	25		581	(808)	9,591

Life finance instruments	2,048	0	0	(134)		0		113	0		0	(183)	1,844

Other investments	14,253	328	(397)	(2,463)		0		99	25		581	(991)	11,435

Loans	11,079	1,215	(3,686)	(1,689)		51		81	0		34	(827)	6,258

of which commercial and industrial loans	8,346	703	(1,644)	(3,251)		43		(267)	0		34	(406)	3,558

of which financial institutions	2,454	160	(1,839)	1,439		8		362	0		0	(389)	2,195

Other intangible assets	30	0	0	91		0		0	0		(48)	(7)	66

Other assets	6,744	4,808	(7,169)	4,158		852		1,043	0		39	(1,222)	9,253

of which loans held-for-sale	6,220	4,744	(7,132)	4,294		849		1,106	0		46	(1,195)	8,932

Total assets at fair value	59,676	13,008	(16,918)	(4,259)		1,228		2,505	25		603	(5,208)	50,660

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	206	0	0	356		(3)		3	0		0	(55)	507

Trading liabilities	11,951	2,109	(2,632)	(2,134)		397		454	0		0	(945)	9,200

of which interest rate derivatives	1,786	387	(307)	(283)		57		(179)	0		0	(120)	1,341

of which foreign exchange derivatives	2,936	156	(16)	(421)		5		561	0		0	(280)	2,941

of which equity/index-related derivatives	3,635	194	(744)	(574)		140		639	0		0	(350)	2,940

of which credit derivatives	1,996	1,244	(939)	(467)		35		(530)	0		0	(83)	1,256

Short-term borrowings	164	46	(69)	33		5		(41)	0		0	(15)	123

Long-term debt	16,646	4,313	(8,781)	4,595		658		1,600	0		0	(2,234)	16,797

of which structured notes over two years	14,781	1,330	(3,364)	(2,198)		(52)		179	0		0	(1,188)	9,488

of which non-recourse liabilities	0	2,789	(5,069)	7,975		696		1,425	0		0	(991)	6,825

Other liabilities	3,995	409	(150)	(42)		(39)		(283)	0		170	(326)	3,734

of which failed sales	1,932	197	(37)	161		5		(244)	0		0	(165)	1,849

Total liabilities at fair value	32,962	6,877	(11,632)	2,808		1,018		1,733	0		170	(3,575)	30,361

Net assets/liabilities at fair value	26,714	6,131	(5,286)	(7,067)		210		772	25		433	(1,633)	20,299

1 Includes CHF 10.1 billion of level 3 assets shown as purchases due to the adoption of ASU 2009-17 as of January 1, 2010. 2 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	2011				2010

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	1,768	1,125	2,893	[1]	982	458	1,440	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	546	(32)	514		(1,197)	120	(1,077)

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.

The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.

Transfers in and out of level 3
Transfers into level 3 assets during 2011 were CHF 14,893 million, primarily from trading assets and loans held-for-sale. The transfers were related to trading and SPE consolidated positions within the RMBS (including non-agency) and alternative investments businesses, primarily due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2011 were CHF 14,766 million, primarily in loans held-for-sale and trading assets. The transfers out of level 3 assets in loans held-for-sale were mainly related to trading and SPE consolidated positions within the RMBS and alternative investments businesses due to improved observability of pricing data. The transfers out of level 3 assets in trading assets were related to RMBS due to greater pricing information from external providers.

Transfers into level 3 assets during 2010 were CHF 13,008 million, primarily from loans held-for-sale and trading assets. Transfers were from emerging markets debt, rate products and private equity investments due to a decrease in price observability and coverage of vendor quotes. Transfers out of level 3 assets during 2010 were CHF 16,918 million, primarily in trading assets and loans held-for-sale. Transfers out of level 3 assets principally comprised mortgage-linked assets and corporate banking lending due to an increase in price observability and coverage of vendor quotes.

Non-recurring fair value changes
Certain assets and liabilities are measured at fair value on a non-recurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment.

Nonrecurring fair value changes
end of	2011	2010

Loans recorded at fair value on a nonrecurring basis (CHF billion)

Loans recorded at fair value on a nonrecurring basis	0.7	0.6

of which level 2	0.0	0.1

of which level 3	0.7	0.5

Qualitative disclosures of valuation techniques
Fair value measurement and the use of independent pricing services
The Group has a formal process governing fair value measurement. This process includes segregation of certain responsibilities, formal documentation and review procedures, as well as escalation requirements. One of the key components of the governance process is the segregation of duties between front office functions and Product Control, wherein front office is responsible for the measuring of inventory at fair value on a daily basis, while product control is responsible for independently reviewing and validating those valuations on a periodic basis.

The front office values the inventory using, wherever possible, observable market data which may include executed transactions, dealer quotes or broker quotes for the same or similar instruments. Product Control values this inventory using independently sourced data that also includes executed transactions, dealer quotes and broker quotes. In addition, Product Control utilizes independent pricing service data as part of their review process. Independent pricing service data is analyzed to ensure that it is representative of fair value, including validation of the data back to executed transactions or executable broker quotes, review of contributors to ensure they are active market participants, statistical review of the data to ensure it is sufficiently consistent and utilization of pricing challenges. The analysis also includes understanding the sources of the pricing service data and any models or assumptions used in determining the results. The purpose of the review is to judge the quality and reliability of the data for fair value measurement purposes and its appropriate level of usage within the Product Control independent valuation review.

Money market instruments
Traded money market instruments include instruments such as bankers’ acceptances, certificates of deposit, CP, book claims, treasury bills and other rights, which are held for trading purposes. Valuations of money market instruments are generally based on observable inputs.

Securities purchased under resale agreements and securities sold under repurchase agreements
Securities purchased under resale agreements and securities sold under repurchase agreements are measured at fair value using discounted cash flow analysis. Future cash flows are discounted using observable market interest rate repurchase/resale curves for the applicable maturity and underlying collateral of the instruments. As such, the significant majority of both securities purchased under resale agreements and securities sold under repurchase agreements are included in level 2 of the fair value hierarchy. Structured resale and repurchase agreements include embedded derivatives, which are measured using the same techniques as described below for stand-alone derivatives. If the value of the embedded derivative is determined using significant unobservable parameters, those structured resale and repurchase agreements are classified within level 3 of the fair value hierarchy.

Securities purchased under resale agreements are usually fully collateralized or over collateralized by government securities, money market instruments, corporate bonds, or other debt instruments. In the event of counterparty default, the collateral service agreement provides the Group with the right to liquidate the collateral held.

Debt securities
Government debt securities typically have quoted prices in active markets and are categorized as level 1 instruments. For debt securities for which market prices are not available, valuations are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. For those securities where the price or model inputs are observable in the market they are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable they are categorized as level 3.

Corporate bonds
Corporate bonds are priced to reflect current market levels either through recent market transactions or to broker or dealer quotes.
Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity) or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads.

CMBS, RMBS and ABS/CDO structures
Values of RMBS, CMBS and other ABS may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Values of RMBS, CMBS and other ABS for which there are no significant observable inputs are valued using benchmarks to similar transactions or indices and other valuation models.

For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on management’s own assumptions about how market participants would price the asset.

Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.

Equity securities
The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instruments. Level 2 equities include fund-linked products, convertible bonds or equity securities with restrictions and therefore are not traded in active markets.

Fund-linked products
Fund-linked products consist of investments in third-party hedge funds and funds of funds. The method of measuring fair value for these investments is the same as those described for other investments below.

Convertible bonds
Convertible bonds are generally valued using observable pricing sources. For a small minority of convertible bonds, no observable prices are available, and valuation is determined using internal and external models, for which the key inputs include stock prices, dividend rates, credit spreads (corporate and sovereign), yield curves, foreign exchange rates, prepayment rates and borrowing costs, and single stock and equity market volatility.

Derivatives
Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives.
The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. Some observable exchange prices may not be considered executable at the reporting date and may have been adjusted for liquidity concerns. For those instruments where liquidity adjustments have been made to the exchange price, such as long-dated option contracts, the instrument has been included in level 2 of the fair value hierarchy.

The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument.

The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Examples of such specific unobservable inputs include long-dated volatility assumptions on OTC option transactions and recovery rate assumptions for credit derivative transactions.

Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made.

OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of value is derived from unobservable inputs are categorized as level 3.

Interest rate derivatives
OTC vanilla interest rate products, such as interest rate swaps, swaptions, and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange-traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to basis swap spreads, constant maturity convexity adjustments, constant maturity treasury spreads, inflation-index correlations, inflation seasonality, single and quanto interest rate correlations, cross asset correlations, mean reversion, serial correlation and conditional prepayment rate assumptions.

Foreign exchange derivatives
Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange-traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to foreign exchange rate correlations, quanto cross asset correlations and volatility skew assumptions.

Equity derivatives
Equity derivatives include vanilla options and swaps in addition to different types of exotic options. Inputs for equity derivatives can include borrowing costs, dividend curves, equity to equity correlations, equity to foreign exchange rate correlations, single name and index volatility, fund gap risk, fund volatility, interest rate to equity correlation and yield curve.

Credit derivatives
Credit derivatives include index and single name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spreads and recovery rates.

Complex structured credit derivatives are valued using proprietary models requiring inputs such as credit spreads, recovery rates, credit volatilities, default correlations, cash/synthetic basis spreads and prepayment rate. These input parameters are generally implied from available market observable data.

Commodity derivatives
Commodity derivatives include forwards, vanilla and exotic options, swaps, swaptions, and structured transactions. Vanilla products are generally valued using industry standard models, while more complex products may use proprietary models. Commodity derivative model inputs include cross commodity correlation, foreign exchange commodity correlation, commodity forward rate curves, spot prices, commodity volatility and the yield curve. Inputs can be validated from executed trades, broker and consensus data. In other cases, historic relationships may be used to estimate model inputs.

Other trading assets
Other trading assets include cash and synthetic life finance instruments. Cash instruments include SPIA, premium finance, and life settlement contracts at fair value, whereas synthetic instruments include longevity swaps, options and notes.

These instruments are valued using proprietary models using several inputs however; central to the calculation of fair value for life finance instruments is the estimate of mortality rates. Individual mortality rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual specific multipliers are determined based on data from third-party life expectancy data providers, which examine insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate. In addition to mortality rates, discount rates and credit spreads are also inputs into the valuation of life finance instruments.

Due to the limited observability in the market of mortality rates the vast majority of life finance instruments are categorized as level 3 instruments.
Other investments
Other investments principally includes equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity-method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.

Direct investments in third-party hedge funds, private equity and funds of funds are measured at fair value based on their published NAVs. Most of these investments are classified in level 3 of the fair value hierarchy, as there are restrictions imposed upon the redemption of the funds at their NAV in the near term. In some cases, NAVs may be adjusted where there exists sufficient evidence that the NAV published by the investment manager is not current with observed market movements or there exists other circumstances that would require an adjustment to the published NAV. Significant management judgment is involved in making any adjustments to the published NAVs.

Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in non-marketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant management judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.

Loans
The Group’s loan portfolio measured at fair value includes commercial loans, residential loans, corporate loans, leveraged financed loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.

Both the funded and unfunded portion of revolving credit lines, on the corporate lending portfolio, are valued using a CDS pricing model, which requires estimates of significant inputs including credit spreads, recovery rates, credit conversion factors, and weighted average life of the loan.

The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP is determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available.

Short-term borrowings and long-term debt
The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt.
The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the firms’ stand-alone derivatives as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns.

Vanilla debt is fair valued to the new issue market using risk-free yield curves for similar maturities and the Group’s own credit spread.
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
	2011			2010

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-interest-earning loans	807	3,277	(2,470)	758	2,274	(1,516)

Financial instruments (CHF million)

Interest bearing deposits with banks	405	404	1	0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158,673	157,889	784	136,906	135,939	967

Loans	20,694	21,382	(688)	18,552	18,677	(125)

Other assets [1]	20,511	30,778	(10,267)	25,078	36,195	(11,117)

Due to banks and customer deposits	(610)	(620)	10	(410)	(420)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(136,483)	(136,396)	(87)	(123,697)	(123,562)	(135)

Short-term borrowings	(3,547)	(3,681)	134	(3,308)	(3,262)	(46)

Long-term debt	(70,366)	(79,475)	9,109	(83,692)	(90,271)	6,579

Other liabilities	(5,730)	(8,210)	2,480	(5,734)	(7,569)	1,835

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
	2011		2010		2009

in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Interest-bearing deposits with banks	0		11	[1]	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,698	[1]	1,901	[1]	1,363	[1]

Other trading assets	10	[2]	46	[2]	262	[2]

Other investments	196	[2]	(225)	[3]	998	[3]

of which related to credit risk	(14)		(2)		0

Loans	(1,105)	[2]	1,065	[1]	7,976	[2]

of which related to credit risk	(256)		707		5,255

Other assets	476	[1]	5,896	[2]	1,458	[1]

of which related to credit risk	(332)		589		549

Due to banks and customer deposits	(2)	[1]	(27)	[2]	(9)	[1]

of which related to credit risk	45		0		2

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(575)	[1]	(471)	[1]	(1,421)	[1]

Short-term borrowings	91	[2]	(51)	[2]	(778)	[2]

of which related to credit risk [4]	(2)		1		6

Long-term debt	2,342	[2]	(6,162)	[2]	(10,345)	[2]

of which related to credit risk [4]	1,909		273		(4,004)

Other liabilities	(286)	[2]	(232)	[2]	1,299	[2]

of which related to credit risk	(348)		(97)		1,125

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt related to credit risk were CHF 1,210 million, CHF 341 million and CHF (4,458) million in 2011, 2010 and 2009, respectively.

Interest income and expense are calculated based on contractual rates specified in the transactions. Interest income and expense are recorded in the consolidated statements of operations depending on the nature of the instrument and related market convention. When interest is included as a component of the change in the instrument’s fair value, interest is included in trading revenues. Otherwise, it is included in interest and dividend income or interest expense. Dividend income is recognized separately from trading revenues.

The impacts of credit risk on debt securities held as assets presented in the table above have been calculated as the component of the total change in fair value, excluding the impact of changes in base or risk-free interest rates. The impacts of changes in own credit risk on liabilities presented in the table above have been calculated as the difference between the fair values of those instruments as of the reporting date and the theoretical fair values of those instruments calculated by using the yield curve prevailing at the end of the reporting period, adjusted up or down for changes in the Group’s own credit spreads from the transition date to the reporting date.

Fair value measurements of investments in certain entities that calculate NAV per share
The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.

Fair value, unfunded commitments and term of redemption conditions
end of 2011	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	45		61		106	0

Equity funds	40		4,864	[1]	4,904	0

Equity funds sold short	0		(78)		(78)	0

Total funds held in trading assets and liabilities	85		4,847		4,932	0

Debt funds	58		268		326	219

Equity funds	4		50		54	0

Others	5		113		118	55

Hedge funds	67		431	[2]	498	274

Debt funds	9		0		9	18

Equity funds	3,136		0		3,136	954

Real estate funds	338		0		338	200

Others	823		0		823	231

Private equities	4,306		0		4,306	1,403

Equity method investments	360		0		360	0

Total funds held in other investments	4,733		431		5,164	1,677

Total fair value	4,818	[3]	5,278	[4]	10,096	1,677	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 19% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 18% is redeemable on an annual basis with a notice period primarily of more than 60 days and 17% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 10% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,248 million attributable to noncontrolling interests. 4 Includes CHF 91 million attributable to noncontrolling interests. 5 Includes CHF 540 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)
end of 2010	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	0		29		29	0

Equity funds	37		6,340	[1]	6,377	0

Equity funds sold short	0		(109)		(109)	0

Total funds held in trading assets and liabilities	37		6,260		6,297	0

Debt funds	20		330		350	234

Equity funds	8		219		227	0

Others	5		252		257	0

Hedge funds	33		801	[2]	834	234

Debt funds	12		0		12	19

Equity funds	3,516		0		3,516	1,054

Real estate funds	322		0		322	223

Others	759		0		759	213

Private equities	4,609		0		4,609	1,509

Equity method investments	1,183		0		1,183	0

Total funds held in other investments	5,825		801		6,626	1,743

Total fair value	5,862	[3]	7,061	[4]	12,923	1,743	[5]

1 47% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 22% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 16% is redeemable on an annual basis with a notice period primarily of more than 60 days. 2 51% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 22% is redeemable on demand with a notice period of less than 30 days and 17% is redeemable on a monthly basis with a notice period primarily of more than 30 days. 3 Includes CHF 2,399 million attributable to noncontrolling interests. 4 Includes CHF 95 million attributable to noncontrolling interests. 5 Includes CHF 641 million attributable to noncontrolling interests.

Investments in funds held in trading assets and liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.

Investment in funds held in other investments principally invest in private securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to discretion of the Board of Directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.

Furthermore, for those investments held in both trading assets and other investments that are non-redeemable, the underlying assets of such funds are expected to be liquidated over the life of the fund, which are generally up to ten years.

Disclosures about fair value of financial instruments
US GAAP requires the disclosure of the fair values of financial instruments for which it is practicable to estimate those values, whether or not they are recognized in the consolidated financial statements excluding all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations.

Carrying value and estimated fair values of financial instruments
	2011		2010

end of	Carrying value	Fair value	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,963	236,963	220,443	220,443

Securities received as collateral	30,191	30,191	42,147	42,147

Trading assets	270,315	270,315	324,704	324,704

Investment securities	5,160	5,160	8,397	8,397

Loans	229,657	233,922	218,842	221,937

Other financial assets [1]	232,452	232,491	189,973	190,011

Financial liabilities (CHF million)

Due to banks and deposits	353,548	353,467	325,057	325,051

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	176,559	168,394	168,394

Obligation to return securities received as collateral	30,191	30,191	42,147	42,147

Trading liabilities	127,760	127,760	133,997	133,997

Short-term borrowings	26,116	26,117	21,683	21,683

Long-term debt	162,655	159,538	173,752	172,698

Other financial liabilities [2]	127,936	127,936	123,549	123,549

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Bank
Financial instruments

> Refer to “Note 33 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group for further information.
Assets and liabilities measured at fair value on a recurring basis
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	405	0	0		405

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	157,469	1,204	0		158,673

Debt	94	3,853	112	0		4,059

of which corporates	0	3,818	112	0		3,930

Equity	25,932	51	81	0		26,064

Securities received as collateral	26,026	3,904	193	0		30,123

Debt	82,197	52,046	9,941	0		144,184

of which foreign governments	61,507	8,113	358	0		69,978

of which corporates	297	27,167	5,076	0		32,540

of which RMBS	19,331	5,848	1,786	0		26,965

of which CMBS	0	4,556	1,517	0		6,073

of which CDO	0	6,316	727	0		7,043

Equity	56,351	8,333	454	0		65,138

Derivatives	6,295	908,778	9,586	(872,589)		52,070

of which interest rate products	2,017	724,276	2,547	–		–

of which foreign exchange products	1	74,695	1,038	–		–

of which equity/index-related products	3,770	32,737	2,731	–		–

of which credit derivatives	0	61,083	2,172	–		–

Other	8,851	3,636	2,195	0		14,682

Trading assets	153,694	972,793	22,176	(872,589)		276,074

Debt	3,009	310	102	0		3,421

of which foreign governments	3,010	0	18	0		3,028

of which corporates	0	309	43	0		352

of which CDO	0	0	41	0		41

Equity	9	81	0	0		90

Investment securities	3,018	391	102	0		3,511

Private equity	0	0	4,143	0		4,143

of which equity funds	0	0	2,973	0		2,973

Hedge funds	0	232	266	0		498

of which debt funds	0	154	172	0		326

Other equity investments	403	50	2,490	0		2,943

of which private	0	40	2,491	0		2,531

Life finance instruments	0	0	1,968	0		1,968

Other investments	403	282	8,867	0		9,552

Loans	0	13,852	6,842	0		20,694

of which commercial and industrial loans	0	7,591	4,559	0		12,150

of which financial institutions	0	5,480	2,179	0		7,659

Other intangible assets (mortgage servicing rights)	0	0	70	0		70

Other assets	5,451	22,951	7,469	(205)		35,666

of which loans held-for-sale	0	12,104	6,901	0		19,005

Total assets at fair value	188,592	1,172,047	46,923	(872,794)		534,768

Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(99)	(3,944)	0		(4,338)

Less assets consolidated under ASU 2009-17 [2]	0	(9,304)	(4,003)	0		(13,307)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	188,297	1,162,644	38,976	(872,794)		517,123

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,564	0	0		3,564

Customer deposits	0	3,762	0	0		3,762

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	136,483	0	0		136,483

Debt	94	3,853	112	0		4,059

of which corporates	0	3,818	112	0		3,930

Equity	25,932	51	81	0		26,064

Obligation to return securities received as collateral	26,026	3,904	193	0		30,123

Debt	38,680	9,301	21	0		48,002

of which foreign governments	38,622	829	0	0		39,451

of which corporates	6	7,590	13	0		7,609

Equity	19,053	461	7	0		19,521

Derivatives	6,070	919,806	7,314	(874,015)		59,175

of which interest rate products	1,941	717,260	1,588	–		–

of which foreign exchange products	1	91,843	2,836	–		–

of which equity/index-related products	3,596	36,652	1,021	–		–

of which credit derivatives	0	58,459	1,520	–		–

Trading liabilities	63,803	929,568	7,342	(874,015)		126,698

Short-term borrowings	0	3,311	236	0		3,547

Long-term debt	122	55,419	12,715	0		68,256

of which treasury debt over two years	0	13,411	0	0		13,411

of which structured notes over two years	1	19,694	7,576	0		27,271

of which non-recourse liabilities	121	10,564	3,585	0		14,270

Other liabilities	0	27,283	3,890	(335)		30,838

of which failed sales	0	3,821	1,909	0		5,730

Total liabilities at fair value	89,951	1,163,294	24,376	(874,350)		403,271

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2010	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	135,709	1,197	0		136,906

Debt	431	5,781	0	0		6,212

of which corporates	0	5,551	0	0		5,551

Equity	35,872	16	0	0		35,888

Securities received as collateral	36,303	5,797	0	0		42,100

Debt	84,904	57,438	10,886	0		153,228

of which foreign governments	67,766	8,096	373	0		76,235

of which corporates	172	34,429	3,802	0		38,403

of which RMBS	16,233	6,936	3,264	0		26,433

of which CMBS	0	2,220	1,861	0		4,081

of which CDO	0	5,704	1,135	0		6,839

Equity	90,779	9,795	622	0		101,196

Derivatives	6,962	663,164	8,719	(631,069)		47,776

of which interest rate products	3,217	475,688	2,072	–		–

of which foreign exchange products	1	83,663	842	–		–

of which equity/index-related products	2,960	32,127	2,301	–		–

of which credit derivatives	0	46,822	2,725	–		–

Other	6,821	10,218	2,017	0		19,056

Trading assets	189,466	740,615	22,244	(631,069)		321,256

Debt	5,625	399	79	0		6,103

of which foreign governments	5,625	0	18	0		5,643

of which corporates	0	387	0	0		387

of which CDO	0	11	62	0		73

Equity	4	85	0	0		89

Investment securities	5,629	484	79	0		6,192

Private equity	0	0	4,370	0		4,370

of which equity funds	0	0	3,277	0		3,277

Hedge funds	0	575	259	0		834

of which debt funds	0	185	165	0		350

Other equity investments	612	807	4,717	0		6,136

of which private	8	614	4,714	0		5,336

Life finance instruments	0	0	1,844	0		1,844

Other investments	612	1,382	11,190	0		13,184

Loans	0	12,294	6,258	0		18,552

of which commercial and industrial loans	0	6,574	3,558	0		10,132

of which financial institutions	0	5,389	2,195	0		7,584

Other intangible assets (mortgage servicing rights)	0	0	66	0		66

Other assets	5,886	24,475	9,253	(195)		39,419

of which loans held-for-sale	0	14,866	8,932	0		23,798

Total assets at fair value	237,896	920,756	50,287	(631,264)		577,675

Less other investments - equity at fair value attributable to noncontrolling interests	(522)	(870)	(5,163)	0		(6,555)

Less assets consolidated under ASU 2009-17 [2]	0	(11,655)	(7,155)	0		(18,810)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	237,374	908,231	37,969	(631,264)		552,310

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2010	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,995	0	0		3,995

Customer deposits	0	2,855	0	0		2,855

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	123,190	507	0		123,697

Debt	431	5,781	0	0		6,212

of which corporates	0	5,551	0	0		5,551

Equity	35,872	16	0	0		35,888

Obligation to return securities received as collateral	36,303	5,797	0	0		42,100

Debt	44,635	11,351	65	0		56,051

of which foreign governments	44,466	1,130	0	0		45,596

of which corporates	6	9,426	65	0		9,497

Equity	19,720	394	28	0		20,142

Derivatives	6,693	673,693	9,106	(631,748)		57,744

of which interest rate products	2,980	470,354	1,342	–		–

of which foreign exchange products	16	95,919	2,941	–		–

of which equity/index-related products	2,847	36,098	2,938	–		–

of which credit derivatives	0	45,342	1,256	–		–

Trading liabilities	71,048	685,438	9,199	(631,748)		133,937

Short-term borrowings	0	3,185	123	0		3,308

Long-term debt	402	64,275	16,797	0		81,474

of which treasury debt over two years	0	18,666	0	0		18,666

of which structured notes over two years	0	20,170	9,488	0		29,658

of which non-recourse liabilities	402	12,200	6,825	0		19,427

Other liabilities	0	25,903	3,733	(596)		29,040

of which failed sales	0	3,885	1,849	0		5,734

Total liabilities at fair value	107,753	914,638	30,359	(632,344)		420,406

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues

2011	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Interest-bearing deposits with banks	0	0	(24)	27	0	0	0	(1)		(2)	0		0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,197	0	(11)	0	0	55	(45)	0		4	0		0	4	1,204

Securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Debt	10,886	3,405	(3,043)	10,382	(11,178)	0	0	1		(467)	0		0	(45)	9,941

of which corporates	3,802	931	(706)	5,484	(4,573)	0	0	34		49	0		0	55	5,076

of which RMBS	3,264	1,704	(1,277)	2,820	(4,230)	0	0	(37)		(361)	0		0	(97)	1,786

of which CMBS	1,861	324	(237)	831	(1,072)	0	0	(2)		(181)	0		0	(7)	1,517

of which CDO	1,135	370	(625)	712	(907)	0	0	16		33	0		0	(7)	727

Equity	622	309	(515)	713	(668)	0	0	35		(47)	0		0	5	454

Derivatives	8,719	2,998	(2,311)	0	0	777	(3,085)	22		2,436	0		0	30	9,586

of which interest rate products	2,072	815	(142)	0	0	133	(599)	13		266	0		0	(11)	2,547

of which equity/index-related products	2,301	666	(796)	0	0	272	(184)	(21)		455	0		0	38	2,731

of which credit derivatives	2,725	1,216	(1,267)	0	0	86	(2,051)	31		1,452	0		0	(20)	2,172

Other	2,017	195	(434)	2,806	(2,300)	0	(43)	(7)		(68)	0		0	29	2,195

Trading assets	22,244	6,907	(6,303)	13,901	(14,146)	777	(3,128)	51		1,854	0		0	19	22,176

Investment securities	79	2	0	48	(18)	0	(4)	0		0	0		0	(5)	102

Equity	9,346	26	(74)	986	(4,605)	0	0	0		30	0		1,255	(65)	6,899

Life finance instruments	1,844	0	0	79	(83)	0	0	0		116	0		0	12	1,968

Other investments	11,190	26	(74)	1,065	(4,688)	0	0	0		146	0		1,255	(53)	8,867

Loans	6,258	1,560	(1,367)	1,335	(978)	2,483	(2,338)	18		(122)	0		0	(7)	6,842

of which commercial and industrial loans	3,558	1,411	(854)	447	(521)	1,984	(1,494)	2		(2)	0		0	28	4,559

of which financial institutions	2,195	149	(240)	836	(353)	371	(608)	(1)		(143)	0		0	(27)	2,179

Other intangible assets	66	0	0	23	0	0	0	0		0	0		(19)	0	70

Other assets	9,253	6,198	(6,988)	4,730	(5,534)	1,570	(1,442)	(105)		(161)	0		1	(53)	7,469

of which loans held-for-sale [2]	8,932	5,988	(6,974)	4,426	(5,180)	1,569	(1,443)	(105)		(255)	0		0	(57)	6,901

Total assets at fair value	50,287	14,894	(14,767)	21,129	(25,364)	4,885	(6,964)	(37)		1,719	0		1,237	(96)	46,923

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(293)	0	0	0	(199)	(4)		0	0		0	(11)	0

Obligation to return securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Trading liabilities	9,199	1,276	(2,062)	214	(290)	502	(1,928)	203		259	0		0	(31)	7,342

of which interest rate derivatives	1,342	91	(45)	0	0	2	(194)	(4)		383	0		0	13	1,588

of which foreign exchange derivatives	2,941	48	(135)	0	0	17	(704)	7		655	0		0	7	2,836

of which equity/index-related derivatives	2,938	113	(716)	0	0	153	(347)	181		(1,236)	0		0	(65)	1,021

of which credit derivatives	1,256	949	(1,072)	0	0	136	(414)	19		622	0		0	24	1,520

Short-term borrowings	123	64	(23)	0	0	320	(229)	1		(24)	0		0	4	236

Long-term debt	16,797	7,346	(8,522)	0	0	6,253	(8,383)	(166)		(490)	0		0	(120)	12,715

of which structured notes over two years	9,488	1,911	(2,109)	0	0	2,921	(3,566)	(55)		(932)	0		0	(82)	7,576

of which non-recourse liabilities	6,825	5,187	(6,213)	0	0	2,609	(4,393)	(117)		(215)	0		0	(98)	3,585

Other liabilities	3,733	663	(383)	290	(437)	17	(245)	(45)		181	0		128	(12)	3,890

of which failed sales	1,849	607	(345)	237	(403)	0	0	(11)		(20)	0		0	(5)	1,909

Total liabilities at fair value	30,359	9,550	(11,283)	504	(727)	7,092	(10,991)	(11)		(74)	0		128	(171)	24,376

Net assets/liabilities at fair value	19,928	5,344	(3,484)	20,625	(24,637)	(2,207)	4,027	(26)		1,793	0		1,109	75	22,547

1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period. 2 Includes unrealized losses recorded in trading revenues of CHF 528 million primarily related to sub-prime exposures to RMBS (including non-agency), partially offset by gains from consolidated SPE positions and the foreign exchange translation impact across the loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
						Trading revenues			Other revenues

2010	Balance at beginning of period	Transfers in	Transfers out	Purchases, sales, issuances, settlements	[1]	On transfers in / out	[2]	On all other	On transfers in / out	[2]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,514	0	0	(209)		0		8	0		0	(116)	1,197

Debt	11,975	3,142	(2,422)	(2,081)		193		1,037	0		(2)	(956)	10,886

of which corporates	4,811	770	(604)	(865)		45		121	0		(2)	(474)	3,802

of which RMBS	3,626	1,239	(1,093)	(824)		126		491	0		0	(301)	3,264

of which CMBS	2,461	259	(207)	(577)		12		(73)	0		0	(14)	1,861

of which CDO	559	607	(435)	(28)		7		526	0		0	(101)	1,135

Equity	487	334	(177)	48		(3)		(31)	0		0	(36)	622

Derivatives	11,192	2,493	(2,156)	(2,412)		108		302	0		(1)	(807)	8,719

of which interest rate products	1,529	576	(206)	(109)		102		353	0		(1)	(172)	2,072

of which equity/index-related products	3,298	236	(644)	(744)		104		315	0		0	(264)	2,301

of which credit derivatives	4,339	1,407	(1,060)	(870)		(141)		(739)	0		0	(211)	2,725

Other	2,310	688	(778)	14		27		(37)	0		0	(207)	2,017

Trading assets	25,964	6,657	(5,533)	(4,431)		325		1,271	0		(3)	(2,006)	22,244

Investment securities	86	0	(133)	148		0		4	0		0	(26)	79

Equity	11,944	328	(380)	(2,322)		0		(14)	26		547	(783)	9,346

Life finance instruments	2,048	0	0	(134)		0		113	0		0	(183)	1,844

Other investments	13,992	328	(380)	(2,456)		0		99	26		547	(966)	11,190

Loans	11,079	1,215	(3,686)	(1,689)		51		81	0		34	(827)	6,258

of which commercial and industrial loans	8,346	703	(1,644)	(3,251)		43		(267)	0		34	(406)	3,558

of which financial institutions	2,454	160	(1,839)	1,439		8		362	0		0	(389)	2,195

Other intangible assets	30	0	0	91		0		0	0		(48)	(7)	66

Other assets	6,744	4,808	(7,169)	4,158		852		1,043	0		39	(1,222)	9,253

of which loans held-for-sale	6,220	4,744	(7,132)	4,294		849		1,106	0		46	(1,195)	8,932

Total assets at fair value	59,409	13,008	(16,901)	(4,388)		1,228		2,506	26		569	(5,170)	50,287

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	206	0	0	356		(3)		3	0		0	(55)	507

Trading liabilities	11,951	2,109	(2,632)	(2,135)		397		454	0		0	(945)	9,199

of which interest rate derivatives	1,788	387	(307)	(284)		57		(179)	0		0	(120)	1,342

of which foreign exchange derivatives	2,936	156	(16)	(421)		5		561	0		0	(280)	2,941

of which equity/index-related derivatives	3,635	194	(744)	(576)		140		639	0		0	(350)	2,938

of which credit derivatives	1,996	1,244	(939)	(467)		35		(530)	0		0	(83)	1,256

Short-term borrowings	164	46	(69)	33		5		(41)	0		0	(15)	123

Long-term debt	16,645	4,313	(8,780)	4,595		658		1,600	0		0	(2,234)	16,797

of which structured notes over two years	14,781	1,330	(3,364)	(2,198)		(52)		179	0		0	(1,188)	9,488

of which non-recourse liabilities	0	2,789	(5,069)	7,975		696		1,425	0		0	(991)	6,825

Other liabilities	3,994	409	(150)	(42)		(39)		(283)	0		170	(326)	3,733

of which failed sales	1,932	197	(37)	161		5		(244)	0		0	(165)	1,849

Total liabilities at fair value	32,960	6,877	(11,631)	2,807		1,018		1,733	0		170	(3,575)	30,359

Net assets/liabilities at fair value	26,449	6,131	(5,270)	(7,195)		210		773	26		399	(1,595)	19,928

1 Includes CHF 10.1 billion of level 3 assets shown as purchases due to the adoption of ASU 2009-17 as of January 1, 2010. 2 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	2011				2010

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	1,767	1,109	2,876	[1]	983	425	1,408	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	546	(116)	430		(1,195)	117	(1,078)

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Nonrecurring fair value changes
end of	2011	2010

Loans recorded at fair value on a nonrecurring basis (CHF billion)

Loans recorded at fair value on a nonrecurring basis	0.7	0.6

of which level 2	0.0	0.1

of which level 3	0.7	0.5

Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
	2011			2010

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-interest-earning loans	807	3,277	(2,470)	758	2,274	(1,516)

Financial instruments (CHF million)

Interest-bearing deposits with banks	405	404	1	0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158,673	157,889	784	136,906	135,939	967

Loans	20,694	21,382	(688)	18,552	18,677	(125)

Other assets [1]	20,511	30,778	(10,267)	25,078	36,195	(11,117)

Due to banks and customer deposits	(610)	(620)	10	(410)	(420)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(136,483)	(136,396)	(87)	(123,697)	(123,562)	(135)

Short-term borrowings	(3,547)	(3,681)	134	(3,308)	(3,262)	(46)

Long-term debt	(68,256)	(77,211)	8,955	(81,474)	(87,977)	6,503

Other liabilities	(5,730)	(8,210)	2,480	(5,734)	(7,569)	1,835

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
	2011		2010		2009

in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Interest-bearing deposits with banks	0		11	[1]	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,698	[1]	1,901	[1]	1,363	[1]

Other trading assets	10	[2]	46	[2]	262	[2]

Other investments	196	[2]	(225)	[3]	998	[3]

of which related to credit risk	(14)		(2)		0

Loans	(1,105)	[2]	1,065	[1]	7,976	[2]

of which related to credit risk	(256)		707		5,255

Other assets	476	[1]	5,896	[2]	1,458	[1]

of which related to credit risk	(332)		589		549

Due to banks and customer deposits	(2)	[1]	(27)	[2]	(9)	[1]

of which related to credit risk	45		0		2

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(575)	[1]	(471)	[1]	(1,421)	[1]

Short-term borrowings	91	[2]	(51)	[2]	(778)	[2]

of which related to credit risk [4]	(2)		1		6

Long-term debt	2,301	[2]	(6,313)	[2]	(9,729)	[2]

of which related to credit risk [4]	1,769		166		(3,705)

Other liabilities	(286)	[2]	(232)	[2]	1,299	[2]

of which related to credit risk	(348)		(97)		1,125

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk are due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

Fair value, unfunded commitments and term of redemption conditions
end of 2011	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	45		61		106	0

Equity funds	40		4,864	[1]	4,904	0

Equity funds sold short	0		(78)		(78)	0

Total funds held in trading assets and liabilities	85		4,847		4,932	0

Debt funds	58		268		326	219

Equity funds	4		50		54	0

Others	5		113		118	55

Hedge funds	67		431	[2]	498	274

Debt funds	9		0		9	18

Equity funds	2,973		0		2,973	952

Real estate funds	338		0		338	200

Others	823		0		823	231

Private equity	4,143		0		4,143	1,401

Equity method investments	360		0		360	0

Total funds held in other investments	4,570		431		5,001	1,675

Total fair value	4,655	[3]	5,278	[4]	9,933	1,675	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 19% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 18% is redeemable on an annual basis with a notice period primarily of more than 60 days and 17% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 10% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,248 million attributable to noncontrolling interests. 4 Includes CHF 91 million attributable to noncontrolling interests. 5 Includes CHF 540 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)
end of 2010	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	0		29		29	0

Equity funds	36		6,340	[1]	6,376	0

Equity funds sold short	0		(109)		(109)	0

Total funds held in trading assets and liabilities	36		6,260		6,296	0

Debt funds	20		330		350	234

Equity funds	8		219		227	0

Others	5		252		257	0

Hedge funds	33		801	[2]	834	234

Debt funds	12		0		12	19

Equity funds	3,277		0		3,277	1,052

Real estate funds	322		0		322	223

Others	759		0		759	214

Private equity	4,370		0		4,370	1,508

Equity method investments	1,183		0		1,183	0

Total funds held in other investments	5,586		801		6,387	1,742

Total fair value	5,622	[3]	7,061	[4]	12,683	1,742	[5]

1 47% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 22% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 16% is redeemable on an annual basis with a notice period primarily of more than 60 days. 2 51% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 22% is redeemable on demand with a notice period of less than 30 days and 17% is redeemable on a monthly basis with a notice period primarily of more than 30 days. 3 Includes CHF 2,399 million attributable to noncontrolling interests. 4 Includes CHF 95 million attributable to noncontrolling interests. 5 Includes CHF 641 million attributable to noncontrolling interests.

Carrying value and estimated fair values of financial instruments
	2011		2010

end of	Carrying value	Fair value	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,487	236,487	220,708	220,708

Securities received as collateral	30,123	30,123	42,100	42,100

Trading assets	267,222	267,222	321,256	321,256

Investment securities	3,513	3,513	6,331	6,331

Loans	209,326	213,171	200,748	203,346

Other financial assets [1]	235,100	235,139	191,893	191,931

Financial liabilities (CHF million)

Due to banks and deposits	339,182	339,105	311,442	311,436

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	176,559	168,394	168,394

Obligation to return securities received as collateral	30,123	30,123	42,100	42,100

Trading liabilities	126,698	126,698	133,937	133,937

Short-term borrowings	24,643	24,644	19,516	19,516

Long-term debt	159,407	156,107	171,140	169,942

Other financial liabilities [2]	127,409	127,409	122,801	122,801

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.